Income Taxes (Components of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current:
Domestic	¥ 92,815	¥ 36,237	¥ 22,015
Foreign	211,075	223,529	156,969
Total current tax expense	303,890	259,765	178,984
Deferred:
Domestic	(101,241)	170,106	(146,721)
Foreign	(3,116)	(4,750)	2,879
Total deferred tax expense (benefit)	(104,358)	165,355	(143,842)
Total income tax expense	¥ 199,532	¥ 425,120	¥ 35,142